Other Accrued Expenses and Other Liabilities (Details) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Other Accrued Expenses and Other Liabilities
Professional fees	$ 3,506,000	$ 3,560,000	$ 4,364,000
Accrued interest	13,446,000	6,226,000	5,963,000
Occupancy expense	1,864,000	2,108,000	1,879,000
Technology expense	2,131,000	1,841,000	2,623,000
Forward exchange contracts	1,162,000	204,000	3,605,000
Value added and sales tax	3,181,000	1,547,000
Other accrued expenses	8,850,000	5,191,000	9,995,000
Total	$ 34,140,000	$ 20,677,000	$ 28,429,000